Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember